TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
TAXES ON INCOME [Abstract]
Income before taxes, as reported in the consolidated statements of income	$ 22,063		$ 35,715		$ 22,627
Statutory tax rate	25.00%		25.00%		24.00%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	5,516		8,929		5,430
Tax adjustment in respect of different tax rate of foreign subsidiary	758		(194)		365
Non-deductible expenses and other permanent differences	544		818		858
Deferred taxes on losses for which valuation allowance was provided, net					(3,512)
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(320)		(1,368)		(5,401)
Stock compensation relating to stock options per ASC No. 718	1,343		1,362		1,310
Income taxes in respect of prior years	582				63
Benefiting enterprise benefits	(4,338)	[1]	(6,088)	[1]	2,177	[1]
Other	(77)		499
Taxes on income	$ 4,008		$ 3,958		$ 1,290
Basic earnings per share amounts of the benefits resulting from the "Approved and Privileged Enterprise" status	$ 0.10		$ 0.14		$ (0.05)
Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.09		$ 0.13

[1]	Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status$(0.05)$0.14$0.10